Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major Classifications
Total Loans	$ 1,032,608	$ 884,869
Less allowance for loan losses	(10,494)	(9,355)
Net loans	1,022,114	875,514
Construction and Land Development
Major Classifications
Total Loans	114,446	95,760
Single-Family Residential - Banco de la Gente Non-Tradtional
Major Classifications
Total Loans	20,019	23,147
Farm Loans (Not Secured by Real Estate)
Major Classifications
Total Loans	938	796
All Other Loans (Not Secured by Real Estate)
Major Classifications
Total Loans	14,490	5,240
Total Real Estate Loans
Major Classifications
Total Loans	929,039	781,225
Single-Family Residential
Major Classifications
Total Loans	322,262	266,111
Commercial
Major Classifications
Total Loans	406,750	337,841
Commercial Loans (Not Secured by Real Estate)
Major Classifications
Total Loans	81,307	91,172
Consumer Loans (Not Secured by Real Estate)
Major Classifications
Total Loans	6,834	6,436
Multifamily and Farmland
Major Classifications
Total Loans	$ 65,562	$ 58,366